Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2018
Accounts receivable, net
Schedule of accounts receivable

	March 31,
	2017	2018	2018
	RMB	RMB	US$

Accounts receivable	365,283	337,567	53,816
Less: Allowance for doubtful accounts	(117,602)	(127,940)	(20,397)

Total accounts receivable, net	247,681	209,627	33,419

Representing:

Current portion:
- Processing fees	71,343	71,476	11,394
- Storage fees	39,904	35,001	5,580
- Others	1,286	1,341	214

	112,533	107,818	17,188
Non-current portion:
- Processing fees	135,148	101,809	16,231

Total accounts receivable, net	247,681	209,627	33,419

Schedule of non-current accounts receivable due for payment

	March 31, 2018
	RMB	US$
Fiscal years ending March 31,
2020	28,768	4,586
2021	26,132	4,166
2022	24,046	3,833
2023	23,385	3,728
2024 and thereafter	98,343	15,679

	200,674	31,992
Less: Unearned interest	(29,152)	(4,647)

Total non-current accounts receivable	171,522	27,345

Schedule of aging analysis of accounts receivable

	March 31,
	2017	2018	2018
	RMB	RMB	US$

Not past due	248,865	210,009	33,480
Within one year past due	38,431	34,366	5,479
Between one to two years past due	35,556	35,742	5,698
Over two years past due	42,431	57,450	9,159

Total accounts receivable	365,283	337,567	53,816

Schedule of allowance for doubtful accounts

	Year ended March 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Balance at beginning of year	83,835	100,894	117,602	18,749
Charged to allowance for doubtful accounts	20,251	29,574	31,716	5,056
Write-off charged against the allowance for the year	(3,192)	(12,866)	(21,378)	(3,408)

Balance at end of year	100,894	117,602	127,940	20,397